Consolidated Interim Statements of Stockholders' Deficiency (Unaudited) - USD ($)	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
IfrsStatementLineItems [Line Items]
Balance	$ (4,461,230)	$ (6,787,233)
Impact of change in functional currency	309,737
Issuance of common stock	13,886,224	229,149
Stock issued for debt settlement	391,021	98,446
Stock issued for services		396,108
Restricted stock unit grants and vesting	84,721	36,900
Warrants exercised	11,664	330,460
Options exercised	3,997	136,785
Conversion of debentures		522,519
Warrants issued for loan		152,751
Finder’s warrants issued
Currency translation adjustment	142,111	(82,617)
Net loss	(1,931,175)	(9,354,788)
Balance	7,497,979	(14,321,520)
Stock issuance costs	(1,108,790)
Stock issued for prepaid services	118,491
Stock to be issued for services	51,208
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Balance	$ 1,828	$ 1,253
Balance, shares	185,169,793	125,339,156
Impact of change in functional currency
Issuance of common stock	842	$ 129
Issuance of common stock, shares	106,657,941	12,921,992
Stock issued for debt settlement	$ 24	$ 48
Stock issued for debt settlement, shares	3,000,000	4,816,667
Stock issued for services		$ 17
Stock issued for services, shares		1,684,428
Restricted stock unit grants and vesting	$ 6	$ 2
Restricted stock unit grants and vesting, shares	700,000	150,000
Warrants exercised		$ 33
Warrants exercised, shares		3,304,600
Options exercised		$ 8
Options exercised, shares		750,000
Conversion of debentures		$ 22
Conversion of debentures, shares		2,160,000
Warrants issued for loan
Warrants issued for loan, shares
Finder’s warrants issued
Finder's warrants issued,shares
Currency translation adjustment
Net loss
Balance	$ 2,707	$ 1,512
Balance, shares	296,436,824	151,126,843
Stock issuance costs
Stock issued for prepaid services	$ 7
Stock issued for prepaid services, shares	909,090
Stock to be issued for services
Stock to be issued for services, shares
Share premium [member]
IfrsStatementLineItems [Line Items]
Balance	$ 32,175,293	$ 26,331,369
Impact of change in functional currency
Issuance of common stock	13,885,382	244,362
Stock issued for debt settlement	390,997	98,398
Stock issued for services		396,091
Restricted stock unit grants and vesting	92,165	36,898
Warrants exercised		330,427
Options exercised		298,326
Conversion of debentures		522,497
Warrants issued for loan		152,751
Finder’s warrants issued	(995,775)
Currency translation adjustment
Net loss
Balance	44,557,756	28,411,119
Stock issuance costs	(1,108,790)
Stock issued for prepaid services	118,484
Stock to be issued for services
Warrant and option reserve [member]
IfrsStatementLineItems [Line Items]
Balance	1,040,779	1,177,099
Impact of change in functional currency	309,737
Issuance of common stock
Stock issued for debt settlement
Stock issued for services
Restricted stock unit grants and vesting
Warrants exercised	(18,434)
Options exercised	(3,695)	(161,549)
Conversion of debentures
Warrants issued for loan
Finder’s warrants issued	995,775
Currency translation adjustment
Net loss
Balance	2,324,162	1,015,550
Stock issued for prepaid services
Stock to be issued for services
Receivables for Equity Issued [Member]
IfrsStatementLineItems [Line Items]
Balance	(1,193,641)
Impact of change in functional currency
Issuance of common stock
Stock issued for debt settlement
Stock issued for services
Restricted stock unit grants and vesting
Warrants exercised
Options exercised
Conversion of debentures
Warrants issued for loan
Finder’s warrants issued
Currency translation adjustment
Net loss
Balance	(1,193,641)
Stock issued for prepaid services
Stock to be issued for services
Obligation to issue shares [member]
IfrsStatementLineItems [Line Items]
Balance	7,450	15,342
Impact of change in functional currency
Issuance of common stock		(15,342)
Stock issued for debt settlement
Stock issued for services
Restricted stock unit grants and vesting	(7,450)
Warrants exercised	30,098
Options exercised	7,692
Conversion of debentures
Warrants issued for loan
Finder’s warrants issued
Currency translation adjustment
Net loss
Balance	88,998
Stock issued for prepaid services
Stock to be issued for services	51,208
Shares to be cancelled [member]
IfrsStatementLineItems [Line Items]
Balance	5,323
Impact of change in functional currency
Issuance of common stock
Stock issued for debt settlement
Stock issued for services
Restricted stock unit grants and vesting
Warrants exercised
Options exercised
Conversion of debentures
Warrants issued for loan
Finder’s warrants issued
Currency translation adjustment
Net loss
Balance	5,323
Stock issued for prepaid services
Stock to be issued for services
Accumulated other comprehensive income [member]
IfrsStatementLineItems [Line Items]
Balance	(847,412)	(490,172)
Impact of change in functional currency
Issuance of common stock
Stock issued for debt settlement
Stock issued for services
Restricted stock unit grants and vesting
Warrants exercised
Options exercised
Conversion of debentures
Warrants issued for loan
Finder’s warrants issued
Currency translation adjustment	142,111	(82,617)
Net loss
Balance	(705,301)	(572,789)
Stock issued for prepaid services
Stock to be issued for services
Retained earnings [member]
IfrsStatementLineItems [Line Items]
Balance	(35,650,850)	(33,822,124)
Impact of change in functional currency
Issuance of common stock
Stock issued for debt settlement
Stock issued for services
Restricted stock unit grants and vesting
Warrants exercised
Options exercised
Conversion of debentures
Warrants issued for loan
Finder’s warrants issued
Currency translation adjustment
Net loss	(1,931,175)	(9,354,788)
Balance	(37,582,025)	$ (43,176,912)
Stock issued for prepaid services
Stock to be issued for services